Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
9.	Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2021	$–	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	–	89,513	32,703	124,360	–	12,936,374
Additions	–	108,933	66,110	10,489	13,348	3,435	108,631	310,946
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(663,404)	(1,088,572)	(54,767)	(14,851)	(5,436)	(437,117)	(2,264,147)
Foreign exchange movements	12,901	282,219	(67,232)	(603)	1,115	2,181	(135,767)	94,814
Balance, December 31, 2022	885,237	12,135,221	–	92,255	42,439	129,235	–	13,284,387
Additions	434,344	–	1,502	–	412	37	–	436,295
Disposal	–	(93,002)	–	(57,668)	–	–	–	(150,670)
Foreign exchange movements	35,756	459,804	36	(1,871)	6,011	5,684	–	505,420
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$–	$14,075,432

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2021	$–	$174,854	$108,623	$23,505	$1,206	$464	$–	$308,652
Depreciation	–	972,872	–	27,883	22,942	13,490	–	1,037,187
Depreciation – Bophelo	–	32,549	49,538	6,577	20,832	463	–	109,959
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(195,441)	(149,161)	(28,357)	(2,877)	(876)	–	(376,712)
Foreign exchange movements	–	68,415	(9,000)	911	(15,759)	1,230	–	45,797
Balance, December 31, 2022	–	1,053,249	–	30,519	26,344	14,771	–	1,124,883
Depreciation	–	1,541,644	300	29,928	12,757	21,330	–	1,605,959
Disposal	–	(14,771)	–	(36,316)	–	–	–	(51,087)
Foreign exchange movements	–	143,044	8	(2,767)	5,660	2,469	–	148,414
Balance, December 31, 2023	$–	$2,723,166	$308	$21,364	$44,761	$38,570	$–	$2,828,169

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2022 and 2021	$–	$–	$–	$–	$–	$–	$–	$–
Impairment	737,994	7,902,730	–	9,174	1,135	76,998	–	8,728,031
Balance, December 31, 2023	$737,994	$7,902,730	$–	$9,174	$1,135	$76,998	$–	$8,728,031

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Capital work- in-progress	Total
Balance, December 31, 2022	$885,237	$11,081,972	$–	$61,736	$16,095	$114,464	$–	$12,159,504
Balance, December 31, 2023	$617,343	$1,876,127	$1,230	$2,178	$2,966	$19,388	$–	$2,519,232

During the year ended December 31, 2022, the Company derecognized property, plant and equipment with a net book value of $1,887,435 in connection with the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd. During the year ended December 31, 2021, the Company’s capital work in progress related to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo, Lesotho, was derecognized at December 31, 2022 as a result of the loss of control of Bophelo Bio Science and Wellness (Pty) Ltd (note 5).

During the year ended December 31, 2023, the Company recorded depreciation of its property, plant and equipment of $1,605,959 (2022 – $1,147,146) of which $nil (2022 – $109,959) was related to the operations of Bophelo Bio Science and Wellness (Pty) Ltd was recorded within discontinued operations.

During the year ended December 31, 2023, the Company sold some of its equipment held in Portugal and recognized a loss on disposal of $4,495 in the consolidated statements of loss and comprehensive loss.

Pursuant to the Company’s upcoming sale of RPK (note 23), its Portuguese subsidiary, the Company impaired a portion of its property, plant and equipment and recognized an impairment loss of $8,728,031 in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2023.

1900 Ferne Road, Gabriola Island, British Columbia

On September 19, 2023, and as amended on September 22, 2023, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. To acquire the property, the Company must pay the following:

A.	The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The payment will be broken up into following:

●	the First Option Payment, upon signing (issued 879,895 with a fair value of $431,149) (note 15)

●	the Second Option Payment, 15 days after signing (paid $600,000 subsequently) (note 23)

●	the Third Option Payment, 30 days after signing (paid $600,000 subsequently) (note 23)

This buys the Company the right to develop the property for two years. The Company plans during this time period to develop Tetrahydrocannabinol (THC) and CBD facilities at this site.

B.	Additional payments will be made based upon milestones achieved from the development. Further payment milestones include:

●	Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

●	Upon sale of THC product cultivated from the property, $500,000 will be paid

●	Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid

●	Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid